UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Pacific Financial Funds

(Exact name of registrant as specified in charter)

10900 NE 8th St., Suite 1523, Bellevue, WA 98004

(Address of principal executive offices)

Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

(800) 735-7199

Date of fiscal year end:

4/30

Date of reporting period:  1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Pacific Financial Core Equity Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 100.1%
	EQUITY FUNDS - 100.1%
60,421	iShares Morningstar Mid Growth Index Fund	$ 5,941,197
89,341	iShares Russell 1000 Value Index Fund	5,921,522
75,965	iShares Russell 2000 Index Fund	5,921,472
64,507	iShares Russell Midcap Value Index Fund	2,968,612
57,821	iShares S&P MidCap 400 Growth Index Fund	5,896,586
121,954	iShares S&P SmallCap 600/BARRA Growth Index Fund	8,868,495
310,805	PowerShares Dynamic Large Cap Value Portfolio	5,908,403
105,516	Powershares QQQ	5,911,006
53,624	Vanguard Extended Market ETF	2,963,262
150,729	Vanguard Large-Cap ETF	8,883,967
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $54,253,233)	59,184,522

	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
687,503	Milestone Treasury Obligations Portfolio, 0.01%* (Cost $687,503)	687,503

	TOTAL INVESTMENTS - 101.2% ( Cost - $54,940,736) (a)	$ 59,872,025
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%)	(732,202)
	NET ASSETS - 100.0%	$ 59,139,823

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 4,952,006
	Unrealized depreciation	(20,717)
	Net unrealized appreciation	$ 4,931,289

* Money market fund; interest rate reflects seven day effective yield on January 31, 2011.

Pacific Financial Explorer Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 100.0%
	ENERGY - 18.2%
75,151	PowerShares Dynamic Energy Exploration & Production Portfolio		$ 1,858,484
58,270	PowerShares Dynamic Energy Sector Portfolio		2,300,500
			4,158,984
	FINANCIAL SERVICES - 10.0%
139,075	Financial Select Sector SPDR Fund		2,280,830

	INDEX - 43.9%
21,957	iShares Russell Midcap Index Fund		2,278,917
98,247	PowerShares Dynamic Small Cap Growth Portfolio *		1,594,549
46,196	Rydex S&P 500 Pure Value ETF		1,361,396
10,528	Vanguard Mid-Cap Growth Index Fund		669,791
31,117	Vanguard Small-Cap ETF		2,275,897
33,083	WisdomTree MidCap Earnings Fund		1,822,543
			10,003,093
	INTERNET - 9.9%
65,601	First Trust Dow Jones Internet Index Fund		2,263,235

	MATERIALS - 8.0%
23,796	iShares Dow Jones US Basic Materials Sector Index Fund		1,836,337

	TECHNOLOGY - 10.0%
86,390	Powershares Dynamic Networking Portfolio		2,275,513

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $22,114,848)		22,817,992

	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUND - 1.2%
275,384	Milestone Treasury Obligations Portfolio, 0.01%** (Cost $275,384)		275,384

	TOTAL INVESTMENTS - 101.2% ( Cost - $22,390,232) (a)		$ 23,093,376
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%)		(282,609)
	NET ASSETS - 100.0%		$ 22,810,767

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
		Unrealized appreciation	$ 761,386
		Unrealized depreciation	(58,242)
		Net unrealized appreciation	$ 703,144
* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on January 31, 2011.

Pacific Financial International Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
Shares			Value

	EXCHANGE TRADED FUNDS - 100.0%
	EMERGING MARKETS - 18.0%
28,727	PowerShares Emerging Markets Infrastructure Portfolio		$ 1,490,357
35,922	WisdomTree Emerging Markets SmallCap Dividend Fund		1,864,711
			3,355,068
	INTERNATIONAL - 74.2%
106,278	iShares MSCI EAFE Index Fund		6,317,164
33,762	iShares S&P Global Industrials Sector Index Fund		1,887,971
16,602	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio		931,538
40,364	Market Vectors - Coal ETF		1,883,384
28,288	Vanguard FTSE All World ex-US Small-Cap ETF		2,796,835
			13,816,892
	JAPAN - 7.8%
30,543	iShares S&P/TOPIX 150 Index Fund		1,449,265

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $18,361,610)		18,621,225

	SHORT-TERM INVESTMENTS - 1.4%
	MONEY MARKET FUND - 1.4%
267,844	Milestone Treasury Obligations Portfolio, 0.01%* (Cost $267,844)		267,844

	TOTAL INVESTMENTS - 101.4% ( Cost - $18,629,454) (a)		$ 18,889,069
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4%)		(262,967)
	NET ASSETS - 100.0%		$ 18,626,102

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
		Unrealized appreciation	$ 380,646
		Unrealized depreciation	(121,031)
		Net unrealized appreciation	$ 259,615

* Money market fund; interest rate reflects seven day effective yield on January 31, 2011.

Pacific Financial Strategic Conservative Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
Shares			Value

	OPEN ENDED MUTUAL FUNDS - 98.3%
	DEBT MUTUAL FUNDS - 98.3%
457,237	DoubleLine Total Return Bond Fund		$ 5,061,610
182,882	Frontegra Columbus Core Plus Fund		5,775,416
396,872	Harbor Bond Fund		4,818,021
153,404	Lord Abbett Floating Rate Fund		1,446,601
600,535	Metropolitan West High Yield Bond Fund		6,521,815
570,421	Metropolitan West Low Duration Bond Fund		4,934,142
184,046	Neuberger Berman Core Bond Fund		1,925,121
14,344	PIMCO Enhanced Short Maturity Strategy Fund		1,446,019
215,335	PIMCO Income Fund		2,413,905
804,064	PIMCO Total Return Fund		8,724,092
307,113	The Osterweis Strategic Income Fund		3,608,582
144,950	TCW Total Return Bond Fund		1,440,802
	TOTAL OPEN ENDED MUTUAL FUNDS ( Cost - $48,754,857)		48,116,126

	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUND - 1.7%
825,030	Milestone Treasury Obligations Portfolio, 0.01%* (Cost $825,030)		825,030

	TOTAL INVESTMENTS - 100.0% ( Cost - $49,579,887) (a)		$ 48,941,156
	OTHER ASSETS LESS LIABILITIES - 0.0%		16,848
	NET ASSETS - 100.0%		$ 48,958,004

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
		Unrealized appreciation	$ 354,994
		Unrealized depreciation	(993,725)
		Net unrealized depreciation	$ (638,731)

* Money market fund; interest rate reflects seven day effective yield on January 31, 2011.

Pacific Financial Tactical Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
Shares		Value

	OPEN ENDED MUTUAL FUNDS - 62.8%
	ASSET ALLOCATION FUND - 15.0%
238,571	Forum Funds - Absolute Opportunites Fund *	$ 2,974,977

	DEBT FUNDS - 47.8%
195,616	Harbor Bond Fund	2,374,781
210,480	Lord Abbett Floating Rate Fund	1,984,827
54,533	PIMCO Total Return Fund	591,679
372,033	The Osterweis Strategic Income Fund	4,371,385
18,373	Vanguard Short-Term Investment Grade Fund	198,431
		9,521,103

	TOTAL OPEN ENDED MUTUAL FUNDS ( Cost - $12,507,224)	12,496,080

	EXCHANGE TRADED FUNDS - 26.9%
	ASSET ALLOCATION FUNDS - 5.0%
23,886	SPDR Barclays Capital Convertible Securities ETF	991,269

	INDEX FUNDS - 21.9%
15,645	iShares Russell 3000 Index Fund	1,197,468
8,554	iShares S&P MidCap 400 Index Fund	789,791
23,569	PIMCO Enhanced Short Maturity Strategy Fund	2,375,991
		4,363,250
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $5,311,269)	5,354,519

	SHORT-TERM INVESTMENTS - 10.4%
	MONEY MARKET FUND - 10.4%
2,080,542	Milestone Treasury Obligations Portfolio, 0.01%** (Cost $2,080,542)	2,080,542

	TOTAL INVESTMENTS - 100.1% ( Cost - $19,899,035) (a)	$ 19,931,141
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)	(26,616)
	NET ASSETS - 100.0%	$ 19,904,525

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 192,104
	Unrealized depreciation	(159,998)
	Net unrealized appreciation	$ 32,106
* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on January 31, 2011.

Pacific Financial Funds
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's assets carried at fair value:

Pacific Financial Core Equity Fund*

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 59,184,522	-	-	$ 59,184,522
Short-Term Investments	687,503	-	-	$ 687,503
Total	$ 59,872,025	-	-	$ 59,872,025

Pacific Financial Explorer Fund*

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 22,817,992	-	-	$ 22,817,992
Short-Term Investments	275,384	-	-	$ 275,384
Total	$ 23,093,376	-	-	$ 23,093,376

Pacific Financial International Fund*

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 18,621,225	-	-	$ 18,621,225
Short-Term Investments	267,844	-	-	$ 267,844
Total	$ 18,889,069	-	-	$ 18,889,069

Pacific Financial Strategic Fund*

Assets	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 48,116,126	-	-	$ 48,116,126
Short-Term Investments	825,030	-	-	$ 825,030
Total	$ 48,941,156	-	-	$ 48,941,156

Pacific Financial Tactical Fund*

Assets	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 12,496,080	-	-	$ 12,496,080
Exchange Traded Funds	$ 5,354,519	-	-	$ 5,354,519
Short-Term Investments	2,080,542	-	-	$ 2,080,542
Total	$ 19,931,141	-	-	$ 19,931,141

* The Funds did not hold any Level 3 securities during the period.
Refer to Portfolio of Investments for industry classifications.
There were no significant transfers in and out of Level 1 & 2 during the current period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Financial Funds

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/30/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/30/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/30/11